Discontinued Operations (Tables)	9 Months Ended	12 Months Ended
	May 31, 2024	Aug. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Consolidated statement of operations and comprehensive loss

	Three Months Ended May 31,		Nine Months Ended May 31,
	2024	2023	2024	2023
Operating expenses
Selling, general and administrative	$4,456	$54,810	$11,797	$243,076
Research and development	—	—	—	16,253
Total operating expenses	4,456	54,810	11,797	259,329

Other income
Interest income	—	—	—	9
Net loss from discontinued operations	$(4,456)	$(54,810)	$(11,797)	$(259,320)

	Years Ended August 31,
	2023	2022
Operating expenses
Selling, general and administrative	$315,638	$694,058
Research and development	16,253	185,352
Total operating expenses	331,891	879,410

Other income (expense)
Interest income	9	180
Impairment of assets	—	(380,220)
Net loss from discontinued operations	$(331,882)	(1,259,450)

Schedule of significant classes of assets and liabilities

	May 31, 2024	August 31, 2023
Current assets
Prepaid expenses and other current assets	$13,026	$13,522
Total current assets	13,026	13,522
Total assets	$13,026	$13,522

Current liabilities
Accounts payable and accrued expenses	$134,818	$136,109
Total current liabilities	$134,818	$136,109

	August 31,
	2023	2022
Current assets
Prepaid expenses and other current assets	$13,522	$43,599
Total current assets	13,522	43,599
Total assets	$13,522	$43,599

Current liabilities
Accounts payable and accrued expenses	$136,109	$57,585
Total current liabilities	$136,109	$57,585